UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 25.6%
	Shares/ Contracts	Value

ENERGY — 2.7%
Bristow Group	675	$30,895
Valero Energy	10,050	276,375

		307,270

INDUSTRIALS — 2.5%
Koninklijke Philips Electronics	12,825	282,278

INFORMATION TECHNOLOGY — 19.4%
Applied Materials	47,550	517,820
Broadcom, Cl A	13,475	456,533
Cirrus Logic*	2,200	80,894
Fairchild Semiconductor
International, Cl A*	7,750	107,415
ON Semiconductor*	21,375	148,342
Power-One*	23,500	117,500
Qualcomm	5,950	355,096
Spansion, Cl A*	15,200	155,800
Universal Display*	8,000	254,080

		2,193,480

MATERIALS — 1.0%
Sociedad Quimica y Minera de Chile ADR	1,950	116,864

Total Common Stock (Cost $2,816,219)		2,899,892

PURCHASED OPTIONS* — 0.3%
Atwood Oceanics Put Expires 9/22/2012, Strike Price $45	65	12,805
Cree Call Expires 8/18/2012, Strike Price $ 24	50	6,950
F5 Networks Put Expires 8/18/2012, Strike Price $105	13	14,547
Sandisk Put Expires 8/18/2012, Strike Price $32	65	260
Walter Energy Call Expires 9/22/2012, Strike Price $70	80	320

Total Purchased Options (Cost $71,904)		34,882

CASH EQUIVALENT — 46.1%
BlackRock Liquidity Funds T- Fund Portfolio, 0.010% (A) (Cost $5,225,822)	5,225,822	5,225,822

Total Investments — 72.0% (Cost $8,113,945)†		$8,160,596

SECURITIES SOLD SHORT
COMMON STOCK — (21.5)%
	Shares	Value

CONSUMER DISCRETIONARY — (2.0)%
DIRECTV, Cl A*	(4,550)	$(225,953)

ENERGY — (4.1)%
Core Laboratories	(525)	(58,569)
Helmerich & Payne	(3,575)	(166,238)
Patterson-UTI Energy	(15,500)	(239,940)

		(464,747)

INFORMATION TECHNOLOGY — (15.4)%
Advanced Energy Industries*	(4,800)	(59,136)
ARM Holdings ADR	(7,575)	(196,799)
Canon ADR	(10,850)	(362,932)
Cymer*	(7,000)	(400,470)
International Rectifier*	(10,650)	(181,476)
MKS Instruments	(13,000)	(343,200)
PM C — Sierra*	(37,500)	(199,500)

		(1,743,513)

Total Common Stock (Proceeds $2,431,996)		(2,434,213)

Securities Sold Short — (21.5)% (Proceeds $2,431,996)††		$(2,434,213)

Percentages are based on Net Assets of $11,333,959.
*		Non-income producing security.
(A)		The rate reported is the 7-day effective yield as of July 31, 2012.
ADR	–	American Depositary Receipt
Cl	–	Class

As of July 31, 2012, all of the Fund’s investments, securities sold short and options were considered Level 1, in accordance with ASC-820.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $8,113,945, and the unrealized appreciation and depreciation were $123,739 and ($77,088) respectively.
††	At July 31, 2012, the tax basis proceeds of the Fund’s securities sold short was ($2,431,996) and the unrealized appreciation and depreciation were $98,427 and ($100,644) respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual financial statements.

ACP-QH-002-0300

1

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012